United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Hermes Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/21

Date of Reporting Period: Six months ended 04/30/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2021

Share Class | Ticker	Institutional | FIHBX	R6 | FIHLX

Federated Hermes Institutional High Yield Bond Fund
Fund Established 2002

A Portfolio of Federated Hermes Institutional Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2020 through April 30, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2021, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.0%
Technology	7.4%
Midstream	7.4%
Media Entertainment	6.9%
Health Care	6.3%
Independent Energy	5.9%
Automotive	5.7%
Packaging	5.5%
Gaming	4.8%
Insurance - P&C	4.5%
Pharmaceuticals	3.7%
Other[2]	30.6%
Cash Equivalents[3]	2.2%
Other Assets and Liabilities - Net[4]	1.1%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2%
Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the
BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS— 96.0%
	Aerospace/Defense— 1.7%
$ 4,800,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	$5,076,000
38,600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	40,916,000
16,525,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	17,157,825
18,875,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	19,164,222
19,150,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	20,191,281
31,150,000	TransDigm, Inc., Sr. Sub., 144A, 4.875%, 5/1/2029	30,721,687
18,850,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	19,641,606
7,675,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	8,231,975
13,000,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	12,832,690
	TOTAL	173,933,286
	Airlines— 0.5%
20,225,000	American Airlines, Inc/AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	21,696,369
26,475,000	American Airlines, Inc/AAdvantage Loyalty IP Ltd., 1st Lien, 144A, 5.500%, 4/20/2026	27,831,843
	TOTAL	49,528,212
	Automotive— 5.7%
30,475,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	31,339,576
23,000	Adient US LLC, 144A, 7.000%, 5/15/2026	24,705
5,325,000	Adient US LLC, 144A, 9.000%, 4/15/2025	5,908,088
1,625,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	1,670,703
17,625,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	18,638,437
6,550,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	7,043,346
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	14,972,578
13,550,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2026	14,090,306
575,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	582,188
2,850,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	3,041,777
925,000	Dana, Inc., Sr. Unsecd. Note, 5.500%, 12/15/2024	945,604
4,600,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	4,962,250
8,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	8,727,303
7,750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	7,866,638
35,400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	36,273,672
13,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	13,299,976
30,300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	30,984,477
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Automotive— continued
$ 23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	$25,087,818
14,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	14,884,471
4,733,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	4,917,043
12,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	13,373,368
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	9,862,359
29,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	32,247,418
15,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	17,115,622
29,900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	31,974,163
3,575,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,762,688
11,775,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	12,430,691
8,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	8,833,599
31,475,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	33,324,156
27,675,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	28,095,383
1,050,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,115,034
66,475,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	71,876,094
36,000,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	37,296,720
25,325,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	26,038,152
	TOTAL	572,606,403
	Building Materials— 2.6%
8,650,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	8,790,563
36,800,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	38,016,240
41,025,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	42,071,753
10,000,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	10,687,900
25,325,000	Cp Atlas Buyer Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	26,301,405
13,400,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	13,312,029
4,825,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,838,076
8,625,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	8,986,172
18,775,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	17,625,031
13,400,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	13,450,250
4,175,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	4,311,063
34,025,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	35,130,812
21,100,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	22,418,961
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Building Materials— continued
$ 11,300,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	$11,757,481
	TOTAL	257,697,736
	Cable Satellite— 8.0%
11,950,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	12,567,218
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,417,144
9,700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,821,299
53,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	53,742,094
28,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	29,285,900
4,075,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	4,111,960
38,075,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	39,788,375
11,975,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	12,528,844
11,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,685,637
8,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	9,348,286
11,959,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	12,394,427
16,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	16,767,564
19,625,000	CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsecd. Note, 144A, 4.500%, 5/1/2032	19,845,781
15,250,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2026	15,702,163
11,600,000	CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	12,580,838
9,100,000	CSC Holdings LLC, Sr. Unsecd. Note, 6.750%, 11/15/2021	9,361,625
4,625,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	4,342,875
29,900,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	29,787,875
10,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	10,576,375
23,225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	22,731,469
23,725,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,914,311
35,400,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	37,678,875
5,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,533,725
25,775,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	28,448,383
20,450,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	22,150,008
14,700,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	15,893,272
22,175,000	DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	25,584,406
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Cable Satellite— continued
$ 17,550,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	$17,807,809
14,100,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	8,671,500
11,850,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	7,375,440
7,950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	4,968,750
12,200,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	12,275,640
30,800,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	30,838,500
4,500,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	4,623,750
5,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,871,305
12,100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,510,795
17,200,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	18,608,250
35,200,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	37,364,800
37,675,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	37,593,245
15,025,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	14,999,908
6,000,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,233,160
9,575,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	9,638,708
9,850,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	10,544,428
12,775,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	12,375,781
5,275,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	5,409,249
3,800,000		Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,910,162
15,610,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	16,264,293
28,850,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	30,202,344
		TOTAL	809,678,546
		Chemicals— 2.3%
3,125,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	3,277,344
9,500,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	9,243,642
19,875,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	20,543,694
16,825,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	18,157,372
15,725,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	15,705,422
8,500,000		H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	8,666,473
10,050,000		Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	10,050,000
28,250,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	30,445,307
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Chemicals— continued
$ 12,250,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	$13,735,312
1,050,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	1,050,000
47,175,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	48,560,766
4,575,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	4,709,391
40,325,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	42,967,699
9,025,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	9,419,844
	TOTAL	236,532,266
	Construction Machinery— 0.8%
27,975,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	27,345,562
9,800,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	10,204,250
5,650,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	5,693,110
2,900,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,030,500
12,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	13,194,765
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	12,534,500
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,888,875
7,150,000	United Rentals North America, Inc., 2nd Lien, 3.875%, 11/15/2027	7,498,563
	TOTAL	81,390,125
	Consumer Cyclical Services— 2.0%
20,650,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	21,863,807
64,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	71,261,532
15,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	15,344,156
8,075,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,458,563
55,151,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	60,953,712
22,600,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	22,398,295
4,175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	4,412,453
	TOTAL	204,692,518
	Consumer Products— 1.0%
41,100,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	40,947,930
5,625,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	5,622,778
9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	10,477,937
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Consumer Products— continued
$ 18,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	$18,161,878
10,650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	10,914,919
8,700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	8,362,570
5,325,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	5,587,922
	TOTAL	100,075,934
	Diversified Manufacturing— 1.3%
1,181,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,253,708
11,250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	11,432,813
5,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	5,897,733
54,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	57,386,277
5,000,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	5,392,800
4,300,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,480,385
15,325,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	15,662,993
8,525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	9,217,656
23,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	25,669,875
	TOTAL	136,394,240
	Finance Companies— 2.1%
19,475,000	Ld Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	19,548,031
15,075,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	14,796,112
9,025,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	9,103,969
24,450,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	25,773,112
3,250,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	3,412,500
13,575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	14,789,962
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,622,344
3,000,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 7.250%, 1/25/2022	3,116,250
26,400,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	27,885,000
11,450,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	11,156,594
17,325,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	16,873,077
43,325,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	45,087,678
12,850,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	12,644,786
	TOTAL	208,809,415
	Food & Beverage— 2.5%
6,075,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	6,234,044
11,475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,793,431
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Food & Beverage— continued
$ 16,150,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	$16,926,088
25,400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	27,051,000
3,975,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	4,096,595
27,875,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	29,936,581
30,275,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	35,891,221
8,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	9,714,135
6,275,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	6,926,031
4,350,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	4,521,281
4,100,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	4,075,605
20,825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	21,059,282
5,375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	5,793,175
12,525,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	13,213,875
36,825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	38,620,219
18,200,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	18,382,000
	TOTAL	254,234,563
	Gaming— 4.8%
21,650,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	23,009,620
8,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	8,468,089
18,750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	19,382,812
5,400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	5,990,598
18,975,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	19,710,281
2,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	3,118,618
5,675,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	5,984,344
16,900,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	17,989,205
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	24,780,158
29,050,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	29,322,707
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,251,125
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,049,503
3,875,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	4,327,910
2,925,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	2,965,116
11,450,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	12,205,128
7,845,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	8,271,572
8,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	9,479,305
6,056,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	6,616,180
2,489,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	2,744,123
3,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	3,536,396
15,950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	17,126,312
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 11,250,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	$11,260,575
44,525,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	45,250,757
9,925,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	10,379,317
3,975,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	4,352,486
14,975,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	16,490,620
4,750,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	5,124,063
47,300,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	49,575,130
34,150,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	34,278,062
11,880,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	12,065,625
3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,138,704
13,825,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	14,724,731
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,735,188
1,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2027	1,690,544
8,300,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	8,440,104
13,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	14,300,125
12,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	13,001,312
	TOTAL	480,136,445
	Health Care— 6.2%
4,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	4,275,975
3,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	3,780,813
6,375,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	6,353,038
30,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	32,249,062
5,675,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	5,781,406
5,775,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	5,961,821
32,100,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	33,591,205
9,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	9,556,065
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Health Care— continued
$ 3,025,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	$3,188,350
11,875,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	12,540,831
8,450,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	9,115,438
9,750,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	9,884,063
45,925,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	47,073,125
40,600,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	41,756,081
31,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	35,171,812
9,350,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	10,627,304
4,500,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	5,253,750
1,575,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,721,330
24,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	28,548,750
1,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,801,406
14,200,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	14,698,669
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,851,375
13,850,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	14,750,250
6,950,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	6,958,896
8,625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	8,637,506
31,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	34,140,469
15,925,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	16,900,406
52,800,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	52,135,776
31,375,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	27,845,312
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,902,427
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,092,362
2,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	2,638,587
19,725,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	19,986,356
5,725,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	5,922,461
12,875,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	13,393,348
16,425,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	17,247,071
8,650,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	9,083,365
1,150,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,240,563
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,163,500
16,600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	18,147,950
13,250,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	13,998,625
8,225,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	8,741,530
	TOTAL	623,708,429
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Health Insurance— 1.3%
$ 10,225,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	$10,161,094
32,525,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	33,925,201
24,175,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	25,389,794
10,325,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	10,376,677
25,000,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	26,234,375
20,300,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	22,002,053
2,125,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	2,191,406
		TOTAL	130,280,600
		Independent Energy— 5.6%
2,125,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	2,159,531
10,325,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	10,376,625
4,150,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	4,505,655
7,175,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	8,065,633
3,550,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	3,754,125
9,350,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	9,880,612
11,600,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	11,776,610
3,875,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	4,167,137
4,378,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	5,702,345
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	9,076,381
8,798,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	8,167,711
5,600,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	4,879,588
6,250,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	5,955,969
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	5,857,875
15,050,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	14,203,287
1,900,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.750%, 3/15/2023	40,375
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	216,219
2,500,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	2,640,625
2,850,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	3,074,438
25,150,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	25,722,162
9,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	9,917,134
22,575,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	26,216,009
3,950,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	4,049,876
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	32,849,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Independent Energy— continued
$ 21,850,000	Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	$24,790,464
2,825,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	2,932,816
10,800,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	11,542,554
6,725,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	7,170,531
2,975,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	3,105,424
2,400,000	EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	2,627,328
12,000,000	EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	13,830,000
5,675,000	EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	7,264,000
15,950,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	15,930,062
8,500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	8,298,125
6,400,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	6,337,216
11,875,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	11,949,219
5,800,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	4,836,156
13,025,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	11,523,478
14,300,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	12,396,312
2,525,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	2,262,097
13,725,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	15,011,719
6,725,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	7,489,969
16,200,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	18,427,824
15,850,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	18,089,843
2,500,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,700,000
1,350,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,609,828
9,850,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	11,518,344
16,600,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	21,351,750
6,700,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	6,880,062
15,625,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	16,264,531
10,019,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	9,968,905
4,821,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	4,938,512
2,775,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	3,014,025
12,275,000	Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	13,494,276
5,075,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	4,869,133
9,150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	8,749,687
4,575,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,426,358
10,050,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,735,937
11,375,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	12,241,946
1,300,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	1,429,981
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Independent Energy— continued
$ 10,900,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, Escrow Security, 0.000%, 4/15/2025	$0
5,038,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	5,385,118
4,125,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	4,316,814
		TOTAL	561,965,391
		Industrial - Other— 0.5%
4,200,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	4,199,265
9,275,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	9,953,234
14,125,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	15,422,734
19,750,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	20,700,568
		TOTAL	50,275,801
		Insurance - P&C— 4.5%
49,900,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	52,494,800
49,500,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	52,708,095
23,363,813		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	25,466,556
9,475,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	9,616,936
31,300,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	32,019,900
14,725,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	14,967,226
17,725,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	18,921,438
112,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	116,319,596
2,975,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	3,209,281
70,075,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	73,630,606
53,075,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	54,102,797
		TOTAL	453,457,231
		Leisure— 0.4%
23,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,640,140
4,950,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	5,360,157
7,625,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	7,787,031
		TOTAL	37,787,328
		Lodging— 0.5%
11,200,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	11,028,976
9,275,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	9,310,106
3,550,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,743,120
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Lodging— continued
$ 13,000,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	$14,005,225
4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	5,177,545
7,475,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	7,725,038
	TOTAL	50,990,010
	Media Entertainment— 6.9%
21,925,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	21,678,673
22,150,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	22,855,367
4,510,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,576,523
24,925,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	25,617,292
10,325,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	10,668,823
19,845,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	20,375,159
16,850,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	12,321,562
27,800,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	15,055,924
1,060,000	Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	1,083,601
6,900,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,545,185
15,225,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	15,244,031
20,825,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	21,644,984
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,658,923
10,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	11,180,276
7,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	7,572,144
57,554,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	61,828,078
2,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	2,022,510
7,725,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,149,875
3,750,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	3,660,938
23,575,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	23,692,875
14,475,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	14,964,110
10,000,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	10,560,600
19,650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	20,043,000
42,875,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	45,354,247
15,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	16,192,969
8,800,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	9,394,000
10,650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	11,675,062
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 4,075,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	$4,053,810
7,050,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	6,988,313
4,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	4,411,969
5,825,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	5,796,894
10,450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	10,619,604
20,875,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	21,995,674
22,625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	22,427,144
4,825,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	4,806,569
33,350,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	34,427,538
12,950,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	13,241,893
41,625,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	43,257,741
58,175,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	63,265,312
5,975,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	6,236,406
14,350,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	14,872,699
5,925,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	6,008,572
	TOTAL	693,026,869
	Metals & Mining— 1.3%
23,500,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	23,973,642
25,500,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	25,980,292
16,250,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	15,778,100
13,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	13,734,305
6,700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	7,211,110
9,150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	9,767,625
11,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	12,790,375
7,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	7,994,410
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	6,964,717
9,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	11,932,668
	TOTAL	136,127,244
	Midstream— 7.4%
9,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	10,290,625
6,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,810,713
17,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	19,338,371
18,800,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	19,140,750
27,450,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	27,793,125
34,825,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	35,531,251
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 12,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	$14,131,687
2,950,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	3,027,438
11,350,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	11,378,943
18,200,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	18,998,980
7,550,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	7,691,563
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	9,393,750
16,575,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	17,329,660
34,125,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	35,362,031
10,000,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	9,950,350
20,775,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	20,592,076
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	18,903,776
1,373,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	1,440,778
25,075,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	26,666,009
17,800,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	18,086,135
8,775,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	9,597,656
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	597,281
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	15,877,422
15,825,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	16,368,984
23,125,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	24,382,422
11,100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	12,048,662
5,225,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	5,760,563
14,025,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	14,371,558
10,725,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	11,323,723
5,025,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	5,268,914
15,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.500%, 6/1/2024	15,722,657
9,225,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	9,443,125
17,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	18,015,469
17,950,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	17,703,187
19,500,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	16,451,077
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 5,350,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	$5,536,474
6,875,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	7,294,788
20,550,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	21,660,727
15,825,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	16,465,675
14,125,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	14,822,069
4,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,577,958
12,850,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	12,641,187
14,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	15,071,400
26,550,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	28,776,748
7,700,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	7,765,912
8,225,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	8,435,766
8,275,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	8,833,563
5,100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	5,469,750
3,750,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	4,040,625
39,375,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	40,503,291
3,675,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	3,877,125
5,550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	5,688,750
2,000,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.350%, 2/1/2025	2,117,500
8,200,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	8,958,500
	TOTAL	747,328,519
	Oil Field Services— 1.7%
25,825,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	27,033,504
30,200,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	32,214,944
17,075,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	15,058,016
5,425,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	4,736,703
2,375,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	2,287,422
7,600,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	7,661,750
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	7,042,313
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Oil Field Services— continued
$ 14,100,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	$10,742,438
26,300,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	27,707,181
33,125,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	34,779,262
	TOTAL	169,263,533
	Packaging— 5.5%
46,575,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	48,787,312
8,050,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	8,024,965
17,225,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	17,626,961
18,250,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	18,675,880
24,325,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	25,122,130
22,125,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	21,396,203
75,000	Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	84,125
14,700,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	15,586,410
9,025,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,622,906
14,629,000	Berry Plastics Corp., 5.125%, 7/15/2023	14,720,431
19,625,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	19,734,998
42,825,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	41,700,844
1,850,000	Crown Americas LLC, Sr. Unsecd. Note, 4.500%, 1/15/2023	1,956,153
10,100,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,496,425
45,125,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	45,996,589
56,900,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	59,673,875
10,700,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	11,421,127
6,775,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.875%, 8/15/2023	7,342,406
26,475,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	29,436,891
7,300,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	7,900,389
33,600,000	Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	33,265,008
9,775,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	10,263,750
6,550,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.875%, 12/1/2022	6,873,406
20,175,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	20,611,890
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$ 23,375,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	$24,899,050
7,350,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,702,506
31,275,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	33,579,498
	TOTAL	552,502,128
	Paper— 0.5%
11,075,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	11,194,001
21,916,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	23,299,447
3,625,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	3,615,194
10,450,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	10,370,319
3,250,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	3,550,008
	TOTAL	52,028,969
	Pharmaceuticals— 3.7%
6,400,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,608,000
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,427,538
10,304,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	10,578,035
11,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	11,534,948
9,300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	9,325,947
2,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,366,168
9,300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	9,327,900
56,550,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	57,809,934
30,225,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	32,001,172
24,725,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	27,429,297
20,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	23,164,125
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,141,079
14,300,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	15,864,134
14,323,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 2nd Lien, 144A, 9.500%, 7/31/2027	15,200,284
24,035,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	18,299,167
6,675,000	Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	6,616,594
15,425,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	16,233,733
10,325,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	11,272,319
16,725,000	Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	17,122,219
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Pharmaceuticals— continued
$ 39,700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	$26,599,000
17,600,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	11,792,000
5,200,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	5,333,848
4,400,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	4,570,940
4,050,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	4,267,687
9,500,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	9,298,125
		TOTAL	370,184,193
		Restaurant— 1.5%
4,775,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	4,661,952
1,825,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,851,846
78,075,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	76,225,013
13,900,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	14,107,805
7,011,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	7,111,398
8,850,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,325,687
7,475,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	7,388,589
7,150,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	7,482,117
13,200,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	14,140,764
7,825,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	8,059,398
1,350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	1,476,562
		TOTAL	151,831,131
		Retailers— 0.4%
5,825,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	6,207,295
5,750,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	6,168,255
2,675,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	2,671,857
12,250,000		NMG Holding Co, Inc., 144A, 7.125%, 4/1/2026	12,545,715
6,736,028	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	6,163,465
4,225,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	4,474,888
		TOTAL	38,231,475
		Supermarkets— 0.6%
5,969,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	6,166,723
9,800,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	9,805,194
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Supermarkets— continued
$ 24,050,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	$23,119,024
3,800,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	3,961,119
9,325,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	9,943,481
9,900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	10,908,563
	TOTAL	63,904,104
	Technology— 7.4%
20,575,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	21,967,825
23,000,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	24,495,000
12,250,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	12,000,222
1,250,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,322,369
13,000,000	BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	13,637,065
22,275,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	23,302,323
8,675,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	8,609,938
4,450,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	4,646,623
8,500,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	9,397,812
60,900,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	62,634,127
4,050,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	4,518,281
6,300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	6,326,555
6,450,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,788,754
13,625,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	13,522,812
27,300,000	JDA Escrow LLC / JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	27,967,348
21,300,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	22,229,319
9,625,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	10,109,971
15,000,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	15,392,025
24,225,000	NCR Corp., 144A, 5.125%, 4/15/2029	24,951,750
9,225,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	9,513,881
14,725,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	15,258,781
6,000,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,348,750
11,550,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	12,580,144
5,850,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	6,383,813
12,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	12,706,885
7,175,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	7,395,122
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 10,625,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	$10,771,412
5,575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	5,644,632
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,527,468
4,775,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	4,907,864
20,750,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	22,586,167
6,925,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	7,028,356
20,525,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	19,934,906
14,600,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	14,924,558
27,075,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	27,440,512
3,700,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	3,826,818
17,275,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	16,643,080
14,425,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	13,907,792
2,700,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	2,720,115
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	5,236,900
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,862,391
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	4,424,591
40,150,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	42,704,544
3,776,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	4,023,800
26,625,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	29,582,106
6,925,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	6,945,083
75,750,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	77,243,032
6,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	6,967,375
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	53,305
32,050,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	33,211,812
	TOTAL	751,126,114
	Transportation Services— 0.4%
17,000,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	17,318,750
23,550,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	25,124,906
	TOTAL	42,443,656
	Utility - Electric— 2.5%
15,025,000	Calpine Corp., 144A, 4.500%, 2/15/2028	15,205,074
7,387,000	Calpine Corp., 144A, 5.250%, 6/1/2026	7,598,527
16,650,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	15,937,047
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Utility - Electric— continued
$ 6,775,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	$6,688,822
6,625,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,534,271
7,575,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	7,708,358
43,200,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	45,360,000
14,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	14,973,507
8,525,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	8,838,038
6,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	6,034,257
6,450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	6,327,440
7,575,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	8,132,634
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,451,719
7,850,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	7,967,750
2,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	3,032,969
11,875,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,379,687
27,175,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	29,196,140
10,750,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	11,150,760
9,250,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,568,015
22,775,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	23,714,469
	TOTAL	251,799,484
	Wireless Communications— 1.9%
3,000,000	Altice France SA, 144A, 8.125%, 2/1/2027	3,292,500
46,825,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	48,606,691
7,125,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	8,986,600
23,050,000	Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	26,648,566
10,700,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	12,719,625
2,600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	3,191,500
8,650,000	Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	9,871,812
2,325,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	2,485,181
2,925,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	2,947,172
10,075,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	9,827,054
12,125,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	11,852,187
3,175,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	3,260,249
10,525,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	11,261,750
7,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,034,981
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Wireless Communications— continued
$ 1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	$1,060,625
26,425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	26,681,322
4,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	4,535,123
		TOTAL	195,262,938
		TOTAL CORPORATE BONDS (IDENTIFIED COST $9,381,642,953)	9,689,234,836
		COMMON STOCKS— 0.5%
		Chemicals— 0.1%
342,645	[2]	Hexion Holdings Corp.	5,482,320
		Independent Energy— 0.2%
280,294		Oasis Petroleum, Inc.	21,756,420
		Media Entertainment— 0.0%
141,935	[2]	iHeartMedia, Inc.	2,716,636
		Oil Field Services— 0.2%
534,143	[2,3]	Superior Energy Services, Inc.	16,825,505
		TOTAL COMMON STOCKS (IDENTIFIED COST $39,502,604)	46,780,881
		FLOATING RATE LOANS— 0.2%
		Health Care— 0.1%
$ 13,863,662	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR 1.000% Floor +4.500%), 10/10/2025	10,906,126
		Independent Energy— 0.1%
9,122,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	10,140,654
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $32,855,688)	21,046,780
		WARRANTS— 0.0%
		Independent Energy— 0.0%
66,846	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	1,388,726
67,515	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	1,534,616
		TOTAL WARRANTS (IDENTIFIED COST $12,644,406)	2,923,342
		INVESTMENT COMPANY— 2.2%
217,432,172		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5] (IDENTIFIED COST $217,578,420)	217,475,659
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $9,684,224,071)[6]	9,977,461,498
		OTHER ASSETS AND LIABILITIES - NET—1.1%[7]	115,184,112
		TOTAL NET ASSETS—100%	$10,092,645,610
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 10/31/2020	$467,000,087	$131,695,865	$598,695,952
Purchases at Cost	$1,214,615,033	$—	$1,214,615,033
Proceeds from Sales	$(1,464,092,772)	$(137,551,572)	$(1,601,644,344)
Change in Unrealized Appreciation/ Depreciation	$41,460	$13,407,578	$13,449,038
Net Realized Gain/(Loss)	$(88,149)	$(7,551,871)	$(7,640,020)
Value as of 4/30/2021	$217,475,659	$—	$217,475,659
Shares Held as of 4/30/2021	217,432,172	—	217,432,172
Dividend Income	$109,768	$2,513,133	$2,622,901

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $9,692,598,885.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$9,689,234,836	$0*	$9,689,234,836
Floating Rate Loans	—	21,046,780	—	21,046,780
Warrants	2,923,342	—	—	2,923,342
Equity Securities:
Common Stocks
Domestic	29,955,376	—	16,825,505	46,780,881
Investment Company	217,475,659	—	—	217,475,659
TOTAL SECURITIES	$250,354,377	$9,710,281,616	$16,825,505	$9,977,461,498

*
Includes $61,313 transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.57	$9.78	$9.56	$10.09	$9.84	$9.61
Income From Investment Operations:
Net investment income (loss)	0.24	0.52	0.56	0.56	0.56	0.57
Net realized and unrealized gain (loss)	0.41	(0.21)	0.24	(0.52)	0.25	0.23
Total From Investment Operations	0.65	0.31	0.80	0.04	0.81	0.80
Less Distributions:
Distributions from net investment income	(0.25)	(0.52)	(0.58)	(0.57)	(0.56)	(0.57)
Redemption fees	—	—	0.00[1]	0.00[1]	0.00[1]	0.00[1]
Net Asset Value, End of Period	$9.97	$9.57	$9.78	$9.56	$10.09	$9.84
Total Return[2]	6.86%	3.39%	8.60%	0.39%	8.38%	8.76%
Ratios to Average Net Assets:
Net expenses[3]	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	4.85%[4]	5.48%	5.77%	5.66%	5.62%	6.01%
Expense waiver/reimbursement[5]	0.05%[4]	0.06%	0.05%	0.06%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,355,040	$6,287,623	$5,773,584	$5,037,890	$5,588,643	$5,411,907
Portfolio turnover	16%	32%	26%	22%	23%	23%

1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2021	Year Ended October 31,				Period Ended 10/31/2016[1]
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.57	$9.79	$9.56	$10.10	$9.84	$9.44
Income From Investment Operations:
Net investment income (loss)	0.24	0.51	0.56	0.56	0.55	0.19
Net realized and unrealized gain (loss)	0.42	(0.21)	0.25	(0.53)	0.27	0.40
Total From Investment Operations	0.66	0.30	0.81	0.03	0.82	0.59
Less Distributions:
Distributions from net investment income	(0.25)	(0.52)	(0.58)	(0.57)	(0.56)	(0.19)
Redemption fees	—	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.98	$9.57	$9.79	$9.56	$10.10	$9.84
Total Return[3]	6.97%	3.29%	8.72%	0.30%	8.49%	6.27%
Ratios to Average Net Assets:
Net expenses[4]	0.48%[5]	0.48%	0.48%	0.48%	0.49%	0.48%[5]
Net investment income	4.87%[5]	5.34%	5.80%	5.67%	5.56%	5.75%[5]
Expense waiver/ reimbursement[6]	0.01%[5]	0.03%	0.02%	0.02%	0.03%	0.04%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,737,605	$3,059,665	$1,142,761	$1,491,634	$1,272,467	$46,470
Portfolio turnover	16%	32%	26%	22%	23%	23%[7]

1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesApril 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $217,475,659 of investment in affiliated holdings* (identified cost $9,684,224,071)	$9,977,461,498
Cash	579,469
Income receivable	145,326,312
Income receivable from affiliated holdings	9,500
Receivable for investments sold	93,083
Receivable for shares sold	25,132,771
Total Assets	10,148,602,633
Liabilities:
Payable for investments purchased	24,027,446
Payable for shares redeemed	24,755,112
Income distribution payable	6,692,550
Payable for investment adviser fee (Note 5)	106,459
Payable for administrative fee (Note 5)	21,583
Accrued expenses (Note 5)	353,873
Total Liabilities	55,957,023
Net assets for 1,011,985,246 shares outstanding	$10,092,645,610
Net Assets Consist of:
Paid-in capital	$9,930,828,761
Total distributable earnings (loss)	161,816,849
Total Net Assets	$10,092,645,610
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$7,355,040,451 ÷ 737,582,428 shares outstanding, no par value, unlimited shares authorized	$9.97
Class R6 Shares:
$2,737,605,159 ÷ 274,402,818 shares outstanding, no par value, unlimited shares authorized	$9.98

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended April 30, 2021 (unaudited)

Investment Income:
Interest	$261,898,071
Dividends (including $2,622,901 received from affiliated holdings*)	2,728,011
TOTAL INCOME	264,626,082
Expenses:
Investment adviser fee (Note 5)	19,785,366
Administrative fee (Note 5)	3,866,028
Custodian fees	141,716
Transfer agent fees (Note 2)	1,806,828
Directors’/Trustees’ fees (Note 5)	24,851
Auditing fees	17,624
Legal fees	6,649
Portfolio accounting fees	117,918
Share registration costs	178,416
Printing and postage	127,580
Miscellaneous (Note 5)	29,137
TOTAL EXPENSES	26,102,113
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(718,266)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(1,058,652)
TOTAL WAIVER AND REIMBURSEMENTS	(1,776,918)
Net expenses	24,325,195
Net investment income	240,300,887
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(7,640,020) on sales of investments in affiliated holdings*)	16,992,957
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $13,449,038 on investments in affiliated holdings*)	394,615,144
Net realized and unrealized gain (loss) on investments	411,608,101
Change in net assets resulting from operations	$651,908,988

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2021	Year Ended 10/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$240,300,887	$399,555,976
Net realized gain (loss)	16,992,957	(68,818,966)
Net change in unrealized appreciation/depreciation	394,615,144	(49,759,853)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	651,908,988	280,977,157
Distributions to Shareholders:
Institutional Shares	(175,061,758)	(318,738,214)
Class R6 Shares	(79,663,955)	(102,058,486)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(254,725,713)	(420,796,700)
Share Transactions:
Proceeds from sale of shares	2,175,302,954	5,024,049,992
Net asset value of shares issued to shareholders in payment of distributions declared	216,424,200	350,369,698
Cost of shares redeemed	(2,043,552,465)	(2,803,657,797)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	348,174,689	2,570,761,893
Change in net assets	745,357,964	2,430,942,350
Net Assets:
Beginning of period	9,347,287,646	6,916,345,296
End of period	$10,092,645,610	$9,347,287,646
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Hermes Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation
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Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,776,918 is disclosed in this Note 2 and Note 5. For the six months ended April 30, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$1,687,024	$(1,058,652)
Class R6 Shares	119,804	—
TOTAL	$1,806,828	$(1,058,652)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	157,459,643	$1,563,606,399	283,893,554	$2,668,575,787
Shares issued to shareholders in payment of distributions declared	14,878,102	147,774,132	28,147,164	266,732,851
Shares redeemed	(91,932,710)	(912,970,115)	(245,192,847)	(2,238,015,462)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	80,405,035	$798,410,416	66,847,871	$697,293,176
	Six Months Ended 4/30/2021		Year Ended 10/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	61,530,420	$611,696,555	253,993,953	$2,355,474,205
Shares issued to shareholders in payment of distributions declared	6,907,057	68,650,068	8,792,542	83,636,847
Shares redeemed	(113,675,830)	(1,130,582,350)	(59,931,217)	(565,642,335)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(45,238,353)	$(450,235,727)	202,855,278	$1,873,468,717
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	35,166,682	$348,174,689	269,703,149	$2,570,761,893
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2021, the cost of investments for federal tax purposes was $9,692,598,885. The net unrealized appreciation of investments for federal tax purposes was $284,862,613. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $403,710,539 and net unrealized depreciation from investments for those securities having an excess of cost over value of $118,847,926.
As of October 31, 2020, the Fund had a capital loss carryforward of $128,398,379 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$128,398,379	$128,398,379
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2021, the Adviser voluntarily waived $627,122 of its fee and voluntarily reimbursed $1,058,652 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2021, the Adviser reimbursed $91,144.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,137,016 and $5,544,688, respectively. Net realized gain recognized on these transactions was $464,301.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2021, were as follows:
Purchases	$2,004,600,837
Sales	$1,490,205,858
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the
Semi-Annual Shareholder Report

limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2021, the Fund had no outstanding loans. During the six months ended April 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2021, there were no outstanding loans. During the six months ended April 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,068.60	$2.51
Class R6 Shares	$1,000	$1,069.70	$2.46
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.36	$2.46
Class R6 Shares	$1,000	$1,022.41	$2.41

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Class R6 Shares	0.48%
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Evaluation and Approval of Advisory Contract–May 2020
FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES INSTITUTIONAL HIGH YIELD BOND FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and
Semi-Annual Shareholder Report

Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss
Semi-Annual Shareholder Report

the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of
Semi-Annual Shareholder Report

the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated
Semi-Annual Shareholder Report

Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Semi-Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised
Semi-Annual Shareholder Report

to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Institutional Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Institutional High Yield Bond Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
CUSIP 31420B847
28539 (6/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2021